Putnam Short Duration Bond Fund
The fund's portfolio
7/31/23 (Unaudited)

CORPORATE BONDS AND NOTES (62.6%)(a)
	Principal amount	Value
Banking (16.4%)
AIB Group PLC 144A sr. unsec. FRN 7.583%, 10/14/26 (Ireland)	$1,458,000	$1,493,947
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	19,600,000	17,207,244
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.45%, 3/3/26	32,011,000	31,157,468
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.20%, 8/26/24	14,565,000	14,332,764
Bank of Nova Scotia (The) sr. unsec. notes 1.30%, 6/11/25 (Canada)	7,434,000	6,887,896
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 1.604%, 10/4/26 (France)	5,000,000	4,412,885
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 0.65%, 2/27/24 (France)	5,625,000	5,457,853
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	1,415,000	1,409,523
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	3,825,000	3,816,893
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26	10,945,000	10,679,396
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25	4,825,000	4,653,554
Credit Suisse AG/New York, NY sr. unsec. unsub. notes 1.25%, 8/7/26	14,188,000	12,354,175
Credit Suisse Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)	2,270,000	2,761,210
Credit Suisse Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	5,500,000	4,870,635
Danske Bank A/S 144A sr. unsec. notes 1.549%, 9/10/27 (Denmark)	2,111,000	1,849,235
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	5,914,000	5,697,433
Fifth Third Bancorp sr. unsec. sub. notes 2.375%, 1/28/25	4,248,000	4,028,019
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	880,000	896,010
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	6,917,000	6,918,918
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	12,868,000	12,857,847
Intesa Sanpaolo SpA 144A unsec. sub. notes 5.71%, 1/15/26 (Italy)	3,750,000	3,620,332
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.023%, 12/5/24	4,627,000	4,596,451
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	2,313,000	2,175,189
KeyCorp sr. unsec. unsub. FRN Ser. MTN, 3.878%, 5/23/25	2,113,000	1,989,383
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	1,765,000	1,752,814
PNC Bank NA unsec. sub. notes Ser. BKNT, 4.05%, 7/26/28	6,300,000	5,829,085
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	3,410,000	3,404,745
Santander Holdings USA, Inc. sr. unsec. FRN 2.49%, 1/6/28	4,000,000	3,476,081
Societe Generale SA 144A unsec. sub. notes 5.00%, 1/17/24 (France)	5,165,000	5,126,199
Truist Bank sr. unsec. notes Ser. BKNT, 2.15%, 12/6/24	2,500,000	2,378,860
Truist Bank sr. unsec. notes Ser. BKNT, 1.50%, 3/10/25	5,000,000	4,656,625
Truist Bank sr. unsec. unsub. notes Ser. BNKT, 3.20%, 4/1/24	5,643,000	5,544,747
Truist Financial Corp. sr. unsec. unsub. notes 4.00%, 5/1/25	958,000	929,609
UBS Group AG sr. unsec. unsub. notes 4.55%, 4/17/26 (Switzerland)	8,750,000	8,484,320
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 3.908%, 4/25/26	5,345,000	5,173,066
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 2.164%, 2/11/26	3,000,000	2,835,265

		215,715,676
Basic materials (4.0%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	1,690,000	1,702,087
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.05%, 3/15/25 (Germany)	857,000	856,199
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	893,000	874,994
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	10,693,000	9,354,167
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	5,369,000	5,196,481
Georgia-Pacific, LLC 144A sr. unsec. notes 1.75%, 9/30/25	4,244,000	3,916,619
Georgia-Pacific, LLC 144A sr. unsec. notes 0.95%, 5/15/26	8,790,000	7,797,564
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 5.40%, 5/8/28	1,429,000	1,422,722
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 4/27/26	2,500,000	2,262,862
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 9/1/25	8,686,000	8,029,876
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	894,000	885,751
Graphic Packaging International, LLC 144A company guaranty sr. notes 1.512%, 4/15/26	7,461,000	6,663,530
International Flavors & Fragrances, Inc. 144A sr. unsec. unsub. notes 1.23%, 10/1/25	4,600,000	4,141,706

		53,104,558
Capital goods (3.1%)
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	5,000	4,835
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	11,250,000	9,763,343
Boeing Co. (The) sr. unsec. notes 2.75%, 2/1/26	10,330,000	9,675,996
L3Harris Technologies, Inc. sr. unsec. unsub. notes 5.40%, 1/15/27	2,105,000	2,110,273
Northrop Grumman Corp. sr. unsec. notes 2.93%, 1/15/25	5,224,000	5,034,682
Republic Services, Inc. sr. unsec. notes 2.50%, 8/15/24	2,550,000	2,469,195
Republic Services, Inc. sr. unsec. notes 0.875%, 11/15/25	5,098,000	4,612,242
Waste Management, Inc. company guaranty sr. unsec. notes 0.75%, 11/15/25	7,700,000	6,991,395

		40,661,961
Communication services (4.1%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	4,403,000	4,031,147
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	9,547,000	8,551,251
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	7,247,000	7,007,621
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	2,213,000	2,173,857
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. FRN (CME Term SOFR 3 Month + 1.91%), 7.284%, 2/1/24	1,373,000	1,380,086
Crown Castle, Inc. sr. unsec. notes 3.20%, 9/1/24(R)	6,840,000	6,643,566
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)	718,000	661,691
Equinix, Inc. sr. unsec. sub. notes 1.00%, 9/15/25(R)	6,000,000	5,460,135
T-Mobile USA, Inc. company guaranty sr. notes 1.50%, 2/15/26	8,000,000	7,266,677
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.25%, 2/15/26	1,257,000	1,161,525
Verizon Communications, Inc. sr. unsec. unsub. notes 2.625%, 8/15/26	10,000,000	9,300,432

		53,637,988
Consumer cyclicals (4.7%)
Block, Inc. sr. unsec. notes 2.75%, 6/1/26	10,575,000	9,627,055
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	10,620,000	9,378,878
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28	8,368,000	7,822,735
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	3,362,000	3,376,236
Hyatt Hotels Corp. sr. unsec. unsub. notes 1.80%, 10/1/24	750,000	718,280
Interpublic Group of Cos., Inc. (The) sr. unsec. notes 4.20%, 4/15/24	2,354,000	2,326,434
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	10,000,000	10,014,350
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	5,960,000	5,721,498
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	4,700,000	4,128,983
VF Corp. sr. unsec. notes 2.40%, 4/23/25	1,138,000	1,071,350
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27	8,828,000	8,263,272

		62,449,071
Consumer finance (3.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 2.45%, 10/29/26 (Ireland)	14,000,000	12,590,003
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 4.50%, 9/15/23 (Ireland)	1,169,000	1,166,503
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	2,100,000	1,991,530
Air Lease Corp. sr. unsec. unsub. notes 4.25%, 9/15/24	5,539,000	5,433,864
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	2,805,000	2,809,178
American Express Co. sr. unsec. unsub. notes 3.375%, 5/3/24	6,485,000	6,373,339
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	4,070,000	3,858,347
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.50%, 6/10/26	15,000,000	13,367,486

		47,590,250
Consumer staples (3.0%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 1.50%, 8/12/26	9,275,000	8,156,543
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26	3,000,000	2,802,496
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	4,040,000	3,802,150
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 3.00%, 2/2/29	1,660,000	1,423,396
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)	6,850,000	5,970,480
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. notes 5.35%, 3/22/26	1,365,000	1,375,146
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	2,000,000	2,017,439
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	1,392,000	1,367,274
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 11/15/25	3,456,000	3,317,447
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 1.25%, 9/24/26 (Netherlands)	10,000,000	8,800,793

		39,033,164
Energy (0.5%)
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	766,000	761,124
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	1,194,000	1,191,483
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	444,000	443,138
Total Energies Capital International SA company guaranty sr. unsec. unsub. notes 2.434%, 1/10/25 (France)	4,248,000	4,083,222

		6,478,967
Financial (1.2%)
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	2,715,000	2,558,797
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	10,200,000	9,891,067
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/27	2,000,000	1,884,821
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28	1,080,000	1,081,852

		15,416,537
Health care (4.5%)
AbbVie, Inc. sr. unsec. unsub. notes 3.20%, 5/14/26	9,905,000	9,434,757
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/25	2,000,000	1,992,638
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28	4,720,000	4,722,879
Bristol-Myers Squibb Co. sr. unsec. sub. notes 0.75%, 11/13/25	314,000	286,637
Cigna Corp. sr. unsec. notes 1.25%, 3/15/26	5,543,000	5,003,550
CVS Health Corp. sr. unsec. unsub. notes 2.875%, 6/1/26	8,500,000	8,002,433
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.20%, 11/15/24 (Luxembourg)	4,414,000	4,240,901
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27	2,020,000	2,059,401
HCA, Inc. company guaranty sr. unsec. notes 5.20%, 6/1/28	4,800,000	4,760,411
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	1,448,000	1,396,808
Novartis Capital Corp. company guaranty sr. unsec. notes 1.75%, 2/14/25	8,477,000	8,062,711
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	4,233,000	4,161,544
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/26 (Singapore)	1,502,000	1,483,723
UnitedHealth Group, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/15/26	4,211,000	3,851,484

		59,459,877
Insurance (2.1%)
Athene Global Funding 144A notes 1.73%, 10/2/26	12,044,000	10,440,166
CNO Global Funding 144A notes 1.75%, 10/7/26	3,340,000	2,959,161
Corebridge Financial, Inc. sr. unsec. notes 3.65%, 4/5/27	4,715,000	4,439,331
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	2,157,000	2,122,009
Pricoa Global Funding I 144A notes 2.40%, 9/23/24	5,000,000	4,808,273
Willis North America, Inc. company guaranty sr. unsec. unsub. notes 4.65%, 6/15/27	2,635,000	2,555,657

		27,324,597
Investment banking/Brokerage (4.7%)
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	4,581,000	4,015,516
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26	4,299,000	3,766,134
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	765,000	767,570
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	5,145,000	4,519,840
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	8,270,000	7,493,333
Goldman Sachs Group, Inc. (The) sr. unsec. FRN 1.948%, 10/21/27	15,000,000	13,378,812
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 1.431%, 3/9/27	4,000,000	3,586,743
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 4.00%, 3/3/24	4,119,000	4,076,135
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.875%, 1/27/26	10,900,000	10,515,921
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	10,000,000	9,515,464

		61,635,468
Real estate (0.5%)
Public Storage sr. unsec. notes 5.125%, 1/15/29(R)	1,745,000	1,754,483
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	2,339,000	2,229,705
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 9/1/26(R)	1,410,000	1,335,223
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	876,000	808,721

		6,128,132
Technology (4.8%)
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	6,000,000	5,882,933
Apple, Inc. sr. unsec. notes 1.125%, 5/11/25	7,691,000	7,199,918
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	5,295,000	5,048,328
Dell International, LLC/EMC Corp. company guaranty sr. notes 4.00%, 7/15/24	1,500,000	1,473,467
Meta Platforms, Inc. sr. unsec. notes 4.60%, 5/15/28	2,500,000	2,492,259
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	4,600,000	4,394,029
Microchip Technology, Inc. company guaranty sr. notes 2.67%, 9/1/23	1,600,000	1,595,059
MSCI, Inc. 144A company guaranty sr. unsec. notes 4.00%, 11/15/29	3,200,000	2,911,987
Oracle Corp. sr. unsec. notes 2.50%, 4/1/25	6,500,000	6,199,687
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	3,400,000	3,102,284
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	10,000,000	9,327,093
VMware, Inc. sr. unsec. notes 1.40%, 8/15/26	13,989,000	12,393,990
Workday, Inc. sr. unsec. notes 3.50%, 4/1/27	1,600,000	1,517,498

		63,538,532
Transportation (0.7%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.95%, 3/10/25	1,541,000	1,487,053
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.45%, 7/1/24	2,300,000	2,247,818
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 2.70%, 11/1/24	5,000,000	4,791,830
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 1.20%, 11/15/25	1,385,000	1,242,451

		9,769,152
Utilities and power (4.7%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	6,000,000	5,423,214
American Electric Power Co., Inc. jr. unsec. sub. notes 2.031%, 3/15/24	1,140,000	1,112,689
American Electric Power Co., Inc. sr. unsec. unsub. notes 1.00%, 11/1/25	4,000,000	3,628,483
Boardwalk Pipelines LP company guaranty sr. unsec. unsub. notes 5.95%, 6/1/26	3,805,000	3,824,278
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	478,000	477,048
Enbridge, Inc. company guaranty sr. unsec. notes 1.60%, 10/4/26 (Canada)	1,900,000	1,701,421
Energy Transfer LP company guaranty sr. unsec. notes 5.875%, 1/15/24	391,000	390,540
Energy Transfer LP company guaranty sr. unsec. notes 4.50%, 4/15/24	3,970,000	3,931,310
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	1,000,000	1,014,246
Eversource Energy sr. unsec. unsub. notes Ser. H, 3.15%, 1/15/25	5,978,000	5,762,607
Eversource Energy sr. unsec. unsub. notes Ser. Q, 0.80%, 8/15/25	1,000,000	913,362
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 4.15%, 7/15/27	3,500,000	3,314,275
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 4.30%, 5/1/24	6,450,000	6,372,191
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	2,220,000	2,236,100
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	2,855,000	2,785,693
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	2,000,000	1,802,045
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	785,000	780,479
Pacific Gas and Electric Co. sr. notes 3.25%, 2/16/24	5,000,000	4,920,437
Southern Co. (The) sr. unsec. unsub. notes 3.25%, 7/1/26	4,950,000	4,680,411
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	7,250,000	7,045,860

		62,116,689

Total corporate bonds and notes (cost $886,687,731)		$824,060,619

MORTGAGE-BACKED SECURITIES (19.5%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	$11,973	$12,098
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	4,426	4,299
Federal National Mortgage Association
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	4,487	4,139
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	9,832	9,347
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	5,067	4,888

		34,771
Commercial mortgage-backed securities (10.8%)
ACRE Commercial Mortgage, Ltd. 144A FRB Ser. 21-FL4, Class A, 6.174%, 12/18/37 (Cayman Islands)	1,620,487	1,582,081
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, (CME Term SOFR 1 Month + 1.31%), 6.536%, 6/15/36	2,340,138	2,269,789
AREIT Trust 144A FRB Ser. 20-CRE4, Class C, 8.29%, 4/15/37	4,097,037	3,989,694
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.313%, 1/15/49(WAC)	13,839	13
BANK
FRB Ser. 17-BNK9, Class XA, IO, 0.765%, 11/15/54(WAC)	53,110,930	1,294,244
FRB Ser. 17-BNK8, Class XA, IO, 0.712%, 11/15/50(WAC)	25,735,385	633,631
BDS Ltd. 144A FRB Ser. 21-FL8, Class B, 6.694%, 1/18/36 (Cayman Islands)	3,538,000	3,358,800
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 6.694%, 12/16/36 (Cayman Islands)	2,726,000	2,685,110
FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.414%, 11/16/38 (Cayman Islands)	1,560,000	1,514,663
CD Commercial Mortgage Trust
FRB Ser. 16-CD1, Class XA, IO, 1.364%, 8/10/49(WAC)	7,856,071	229,320
FRB Ser. 17-CD6, Class XA, IO, 0.874%, 11/13/50(WAC)	17,653,788	428,028
CFCRE Commercial Mortgage Trust FRB Ser. 16-C4, Class XA, IO, 1.604%, 5/10/58(WAC)	28,137,702	903,288
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.08%, 12/15/47(WAC)	152,737	136,440
Citigroup Commercial Mortgage Trust FRB Ser. 14-GC19, Class GC19, 5.087%, 3/11/47(WAC)	1,191,000	1,159,053
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.087%, 3/11/47(WAC)	2,888,000	2,712,110
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.30%, 12/10/44(WAC)	332,000	282,200
FRB Ser. 13-CR11, Class B, 4.946%, 8/10/50(WAC)	5,161,000	5,109,312
FRB Ser. 13-CR13, Class C, 4.872%, 11/10/46(WAC)	6,422,000	5,925,383
FRB Ser. 14-CR17, Class C, 4.781%, 5/10/47(WAC)	1,040,000	920,552
Ser. 14-CR16, Class B, 4.582%, 4/10/47	2,744,000	2,636,485
FRB Ser. 15-CR25, Class B, 4.517%, 8/10/48(WAC)	3,315,000	3,082,875
FRB Ser. 14-LC15, Class XA, IO, 1.039%, 4/10/47(WAC)	14,835,005	45,989
FRB Ser. 14-CR20, Class XA, IO, 0.927%, 11/10/47(WAC)	50,326,122	360,838
FRB Ser. 15-CR26, Class XA, IO, 0.895%, 10/10/48(WAC)	39,174,902	560,867
FRB Ser. 13-LC13, Class XA, IO, 0.791%, 8/10/46(WAC)	936,006	9
FRB Ser. 15-LC21, Class XA, IO, 0.646%, 7/10/48(WAC)	61,847,253	585,625
FRB Ser. 14-CR14, Class XA, IO, 0.503%, 2/10/47(WAC)	26,673,961	12,491
COMM Mortgage Trust 144A FRB Ser. 10-C1, Class D, 5.792%, 7/10/46(WAC)	337,191	305,288
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 5.816%, 2/15/41(WAC)	497,986	135,734
CSAIL Commercial Mortgage Trust
Ser. 15-C1, Class XA, IO, 0.807%, 4/15/50(WAC)	43,763,093	333,313
FRB Ser. 18-CX12, Class XA, IO, 0.533%, 8/15/51(WAC)	173,220,378	4,907,125
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.681%, 12/15/49(WAC)	66,986,969	1,138,444
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.359%, 8/10/44(WAC)	3,224,951	2,829,621
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K739, Class XAM, IO, 1.569%, 9/25/27(WAC)	36,816,638	1,981,840
Multifamily Structured Pass-Through Certificates Ser. K738, Class XAM, IO, 1.367%, 3/25/27(WAC)	17,882,000	756,409
Multifamily Structured Pass-Through Certificates FRB Ser. KC06, Class X1, IO, 0.882%, 6/25/26(WAC)	31,254,649	348,489
Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.746%, 9/25/27(WAC)	48,034,583	1,235,680
Multifamily Structured Pass-Through Certificates FRB Ser. K737, Class X1, IO, 0.634%, 10/25/26(WAC)	66,152,470	1,018,682
FREMF Mortgage Trust 144A Ser. 15-K48, Class X2A, IO, 0.10%, 8/25/48	378,702,404	501,402
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	3,044,190	2,916,886
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.056%, 1/10/47(WAC)	748,000	411,400
FRB Ser. 14-GC22, Class C, 4.686%, 6/10/47(WAC)	451,000	369,980
FRB Ser. 14-GC24, Class XA, IO, 0.694%, 9/10/47(WAC)	85,743,102	445,864
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.357%, 8/10/43(WAC)	1,563,000	1,240,171
FRB Ser. 11-GC5, Class B, 5.152%, 8/10/44(WAC)	3,315,000	2,584,672
Ser. 10-C1, Class B, 5.148%, 8/10/43	273,119	272,154
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.109%, 11/15/45(WAC)	2,525,000	2,411,948
FRB Ser. 14-C19, Class C, 4.628%, 4/15/47(WAC)	2,024,000	1,860,914
FRB Ser. 13-C12, Class C, 3.973%, 7/15/45(WAC)	3,806,317	3,409,465
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C15, Class D, 5.109%, 11/15/45(WAC)	5,100,000	4,792,229
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46(WAC)	1,566,650	1,456,192
FRB Ser. 12-C6, Class E, 4.964%, 5/15/45(WAC)	532,000	427,763
FRB Ser. 12-LC9, Class D, 3.784%, 12/15/47(WAC)	173,000	150,819
LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6, Class AJ, 5.452%, 9/15/39(WAC)	94,429	34,561
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class AS, 3.155%, 4/20/48(WAC)	561,182	536,535
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 6.444%, 7/16/36 (Cayman Islands)	2,822,000	2,759,970
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C13, Class B, 4.732%, 11/15/46(WAC)	2,813,000	2,701,633
Ser. 13-C13, Class AS, 4.266%, 11/15/46	4,699,000	4,658,025
FRB Ser. 13-C9, Class C, 3.757%, 5/15/46(WAC)	3,168,000	2,597,800
FRB Ser. 14-C17, Class XA, IO, 1.03%, 8/15/47(WAC)	4,512,660	17,202
FRB Ser. 15-C26, Class XA, IO, 0.964%, 10/15/48(WAC)	46,903,882	555,942
FRB Ser. 17-C34, Class XA, IO, 0.771%, 11/15/52(WAC)	231,853,999	5,518,218
FRB Ser. 16-C32, Class XA, IO, 0.651%, 12/15/49(WAC)	93,550,719	1,636,352
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.616%, 8/15/45(WAC)	6,424,000	5,769,865
FRB Ser. 13-C9, Class D, 3.845%, 5/15/46(WAC)	1,837,000	1,466,259
FRB Ser. 13-C7, Class XB, IO, 0.116%, 2/15/46(WAC)	5,698,868	57
Morgan Stanley Capital I Trust
FRB Ser. 18-H4, Class XA, IO, 0.83%, 12/15/51(WAC)	60,734,781	2,018,527
FRB Ser. 16-UB12, Class XA, IO, 0.65%, 12/15/49(WAC)	26,088,409	457,432
FRB Ser. 18-L1, Class XA, IO, 0.488%, 10/15/51(WAC)	76,958,115	1,490,140
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL8, Class AS, 7.169%, 1/25/37	1,751,000	1,747,869
FRB Ser. 21-FL6, Class B, 7.012%, 7/25/36	2,612,000	2,492,497
FRB Ser. 22-FL8, Class A, 6.719%, 1/25/37	1,737,821	1,711,734
Taubman Centers Commercial Mortgage Trust 144A FRB Ser. 22-DPM, Class A, 7.408%, 5/15/37	1,942,000	1,888,960
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 0.941%, 12/15/50(WAC)	10,978,916	358,760
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class D, 4.70%, 5/10/63(WAC)	279,000	6,975
FRB Ser. 12-C2, Class XA, IO, 0.521%, 5/10/63(WAC)	1,305,175	13
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class AS, 6.794%, 6/16/36	4,199,000	3,968,055
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.259%, 11/15/48(WAC)	196,245	153
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.195%, 7/15/46(WAC)	898,000	599,265
FRB Ser. 16-BNK1, Class XA, IO, 1.713%, 8/15/49(WAC)	21,847,791	834,586
FRB Ser. 19-C50, Class XA, IO, 1.411%, 5/15/52(WAC)	31,539,359	1,747,186
FRB Ser. 17-C41, Class XA, IO, 1.153%, 11/15/50(WAC)	20,359,360	773,692
FRB Ser. 18-C48, Class XA, IO, 0.937%, 1/15/52(WAC)	19,947,473	781,987
FRB Ser. 16-C37, Class XA, IO, 0.803%, 12/15/49(WAC)	5,653,715	106,505
FRB Ser. 15-LC20, Class XB, IO, 0.743%, 4/15/50(WAC)	10,567,000	75,026
FRB Ser. 18-C44, Class XA, IO, 0.712%, 5/15/51(WAC)	65,377,746	1,775,392
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.195%, 7/15/46(WAC)	763,000	283,086
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C19, Class C19, 4.646%, 3/15/47(WAC)	1,086,000	963,136
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	601,000	592,147
FRB Ser. 12-C10, Class C, 4.328%, 12/15/45(WAC)	267,000	183,563
FRB Ser. 14-C22, Class XA, IO, 0.775%, 9/15/57(WAC)	23,077,983	122,936
FRB Ser. 14-C23, Class XA, IO, 0.547%, 10/15/57(WAC)	67,727,115	276,801
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.027%, 3/15/46(WAC)	6,641,000	6,312,492
Ser. 11-C4, Class D, 4.847%, 6/15/44(WAC)	2,130,000	1,740,389
Ser. 11-C4, Class E, 4.847%, 6/15/44(WAC)	40,000	26,762

		142,249,859
Residential mortgage-backed securities (non-agency) (8.7%)
Angel Oak Mortgage Trust 144A
Ser. 23-3, Class A1, 4.80%, 9/26/67	864,450	808,501
Ser. 20-5, Class A3, 2.041%, 5/25/65(WAC)	665,436	601,621
Ser. 21-5, Class A2, 1.208%, 7/25/66(WAC)	3,953,657	3,261,767
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	600,536	555,859
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	158,678	144,744
BankUnited Trust FRB Ser. 05-1, Class 1A1, (CME Term SOFR 1 Month + 0.60%), 6.012%, 9/25/45	89,832	82,579
Bellemeade Re, Ltd. 144A FRB Ser. 21-3A, Class M1B, (US 30 Day Average SOFR + 1.40%), 6.469%, 9/25/31 (Bermuda)	1,139,000	1,120,082
BRAVO Residential Funding Trust 144A
Ser. 20-NQM1, Class A3, 2.406%, 5/25/60(WAC)	234,143	216,041
Ser. 21-B, Class A1, 2.115%, 4/1/69	3,341,985	3,172,209
Ser. 21-C, Class A1, 1.62%, 3/1/61	4,296,910	3,905,341
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	3,766,000	3,318,839
Cascade Funding Mortgage Trust 144A Ser. 21-HB6, Class M1, 1.805%, 6/25/36(WAC)	5,000,000	4,566,372
Cascade Funding Mortgage Trust, LLC 144A
Ser. 21-HB7, Class M2, 2.679%, 10/27/31(WAC)	1,712,000	1,597,734
Ser. 21-HB5, Class M2, 1.847%, 2/25/31(WAC)	2,500,000	2,451,183
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.463%, 5/25/35(WAC)	67,267	65,429
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	28,336	27,650
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (CME Term SOFR 1 Month + 0.62%), 6.032%, 4/25/35	78,398	65,679
CSMC Trust 144A Ser. 20-RPL5, Class A1, 3.023%, 8/25/60(WAC)	591,538	581,094
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 6.85%, 11/25/28 (Bermuda)	247,773	253,264
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.70%), 9.883%, 4/25/28	5,359,066	5,641,454
Structured Agency Credit Risk FRN Ser. 15-HQA1, Class M3, (US 30 Day Average SOFR + 4.70%), 9.883%, 3/25/28	261,871	271,120
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2, (US 30 Day Average SOFR + 4.25%), 9.433%, 11/25/23	1,002,361	1,013,032
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2, (US 30 Day Average SOFR + 2.76%), 7.833%, 12/25/29	197,184	202,508
Structured Agency Credit Risk Debt FRN Ser. 17-HQA3, Class M2, (US 30 Day Average SOFR + 2.35%), 7.533%, 4/25/30	309,555	313,759
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.019%, 6/25/42	2,008,949	2,054,651
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M2, (US 30 Day Average SOFR + 2.80%), 7.869%, 10/25/50	129,057	130,967
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.719%, 7/25/42	2,490,111	2,543,803
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (US 30 Day Average SOFR + 2.51%), 7.583%, 2/25/47	11,907,282	12,107,560
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.369%, 8/25/42	210,348	213,601
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.269%, 5/25/42	1,267,395	1,284,822
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class M2, (US 30 Day Average SOFR + 2.05%), 7.233%, 7/25/49	84,773	85,268
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.219%, 9/25/42	94,829	95,514
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 7.169%, 3/25/42	13,155	13,204
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 7.169%, 10/25/33	750,000	744,141
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class M2, (US 30 Day Average SOFR + 1.95%), 7.133%, 10/25/49	3,254	3,262
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.069%, 4/25/42	440,524	442,683
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.369%, 2/25/42	14,024	13,993
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (US 30 Day Average SOFR + 1.00%), 6.183%, 2/25/47	4,776,224	4,758,614
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.069%, 1/25/42	247,178	245,102
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 5.919%, 9/25/41	110,266	108,916
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 5.869%, 10/25/41	1,019,335	1,016,861
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M1, (US 30 Day Average SOFR + 0.75%), 5.819%, 10/25/33	1,447,465	1,440,867
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 6.95%), 12.133%, 8/25/28	48,896	51,448
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.75%), 11.933%, 8/25/28	2,530	2,717
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 5.90%), 11.083%, 10/25/28	123,544	131,662
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.70%), 10.883%, 4/25/28	4,125,588	4,392,571
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (US 30 Day Average SOFR + 5.30%), 10.483%, 10/25/28	555,492	589,898
Connecticut Avenue Securities FRB Ser. 13-C01, Class M2, (US 30 Day Average SOFR + 5.25%), 10.433%, 10/25/23	1,060,079	1,071,231
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (US 30 Day Average SOFR + 5.00%), 10.183%, 11/25/24	79,286	79,732
Connecticut Avenue Securities FRB Ser. 14-C01, Class M2, (US 30 Day Average SOFR + 4.51%), 9.583%, 1/25/24	43,356	44,032
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (US 30 Day Average SOFR + 2.90%), 8.083%, 7/25/24	445,803	450,359
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 7.983%, 2/25/30	177,000	180,983
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (US 30 Day Average SOFR + 2.71%), 7.783%, 5/25/24	784,896	791,896
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.35%), 7.533%, 1/25/31	748,008	764,604
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.20%), 7.383%, 8/25/30	25,668	26,176
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.019%, 6/25/42	627,907	644,169
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 7.819%, 5/25/42	194,517	198,634
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.45%), 7.633%, 7/25/31	59,959	60,183
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.619%, 7/25/42	298,302	305,017
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1M2, (US 30 Day Average SOFR + 2.40%), 7.583%, 4/25/31	12,550	12,592
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.569%, 9/25/42	3,058,160	3,101,673
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (US 30 Day Average SOFR + 2.30%), 7.483%, 8/25/31	1,490	1,490
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.15%), 7.333%, 11/25/39	452,765	454,851
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1M2, (US 30 Day Average SOFR + 2.15%), 7.333%, 9/25/31	2,903	2,907
Connecticut Avenue Securities Trust FRB Ser. 19-R07, Class 1M2, (US 30 Day Average SOFR + 2.10%), 7.283%, 10/25/39	58,582	58,686
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.169%, 3/25/42	862,817	869,289
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.069%, 3/25/42	1,929,585	1,944,057
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 6.069%, 12/25/41	2,139,079	2,131,629
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 5.919%, 12/25/41	23,541	23,427
First Franklin Mortgage Loan Trust FRB Ser. 06-FF15, Class A5, (CME Term SOFR 1 Month + 0.27%), 5.572%, 11/25/36	442,945	434,392
Galton Funding Mortgage Trust 144A FRB Ser. 20-H1, Class A3, 2.617%, 1/25/60(WAC)	1,986,069	1,756,512
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	1,214,888	1,113,273
GS Mortgage-Backed Securities Trust 144A Ser. 20-NQM1, Class A3, 2.352%, 9/27/60(WAC)	387,585	349,981
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.36%), 5.772%, 5/25/36	461,315	115,196
Home Re, Ltd. 144A FRB Ser. 21-1, Class M1B, (ICE LIBOR USD 1 Month + 1.55%), 6.962%, 7/25/33 (Bermuda)	929,979	928,752
Imperial Fund Mortgage Trust 144A Ser. 21-NQM1, Class A3, 1.617%, 6/25/56(WAC)	1,832,939	1,498,603
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 6.25%, 11/25/59	3,320,538	3,307,822
Ser. 21-GS1, Class A1, 1.892%, 10/25/66	3,767,852	3,440,947
Ser. 21-GS3, Class A1, 1.75%, 7/25/61	1,866,512	1,748,870
Ser. 21-GS4, Class A1, 1.65%, 11/25/60	3,038,682	2,777,013
LHOME Mortgage Trust 144A Ser. 21-RTL2, Class A1, 2.09%, 6/25/26	6,536,000	6,197,233
MFRA Trust 144A Ser. 20-NQM1, Class A3, 2.30%, 8/25/49(WAC)	763,962	681,643
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.388%, 8/26/47(WAC)	837,497	798,549
New Residential Mortgage Loan Trust 144A
FRB Ser. 18-4A, Class A1M, (ICE LIBOR USD 1 Month + 0.90%), 6.312%, 1/25/48	189,178	183,827
Ser. 19-NQM4, Class A3, 2.797%, 9/25/59(WAC)	1,761,768	1,590,876
Ser. 19-NQM4, Class A2, 2.644%, 9/25/59(WAC)	691,787	623,716
New York Mortgage Trust 144A Ser. 21-BPL1, Class A1, 2.239%, 5/25/26	1,474,111	1,451,135
Onslow Bay Financial, LLC Trust 144A Ser. 18-EXP1, Class 1A3, 4.00%, 4/25/48(WAC)	192,456	174,809
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 6.462%, 10/25/34	109,408	104,906
Residential Mortgage Loan Trust 144A
Ser. 19-3, Class A2, 2.941%, 9/25/59(WAC)	122,090	117,374
Ser. 21-1R, Class A1, 0.859%, 1/25/65(WAC)	190,833	173,229
ROC Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.487%, 8/25/26(WAC)	2,039,000	1,954,993
Starwood Mortgage Residential Trust 144A Ser. 19-INV1, Class A2, 2.865%, 9/27/49(WAC)	516,369	513,169
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.85%), 6.262%, 5/25/47	388,454	318,106
Toorak Mortgage Corp., Ltd. 144A Ser. 21-1, Class A1, 2.24%, 6/25/24	1,679,614	1,664,984
VCAT Asset Securitization, LLC 144A Ser. 21-NPL1, Class A1, 2.289%, 12/26/50	303,527	291,718
Verus Securitization Trust 144A Ser. 19-INV3, Class A3, 3.10%, 11/25/59(WAC)	833,595	791,259

		115,030,490

Total mortgage-backed securities (cost $281,159,380)		$257,315,120

COLLATERALIZED LOAN OBLIGATIONS (2.0%)(a)
	Principal amount	Value
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (CME Term SOFR 3 Month + 1.36%), 6.67%, 4/15/34 (Cayman Islands)	$2,517,000	$2,479,915
AGL CLO 5, Ltd. 144A FRB Ser. 21-5A, Class A1R, (CME Term SOFR 3 Month + 1.42%), 6.748%, 7/20/34 (Cayman Islands)	1,722,000	1,709,018
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.25%), 6.857%, 11/22/34 (Cayman Islands)	3,604,000	3,505,625
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.74%, 10/15/34 (Cayman Islands)	2,091,000	2,074,368
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (CME Term SOFR 3 Month + 1.37%), 6.698%, 4/20/32 (Cayman Islands)	3,000,000	2,986,965
Goldentree Loan Management US CLO 6, Ltd. 144A FRB Ser. 22-6A, Class AR, (CME Term SOFR 3 Month + 1.32%), 6.646%, 4/20/35 (Cayman Islands)	1,500,000	1,485,356
LCM, Ltd. 144A FRB Ser. 30A, Class AR, (CME Term SOFR 3 Month + 1.34%), 6.668%, 4/20/31 (Cayman Islands)	1,210,000	1,196,006
Madison Park Funding XIV, Ltd. 144A FRB Ser. 18-14A, Class A2RR, (CME Term SOFR 3 Month + 1.66%), 7.007%, 10/22/30 (Cayman Islands)	2,850,000	2,792,518
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.29%), 6.86%, 1/15/35 (Cayman Islands)	1,655,000	1,619,739
Saranac CLO VII, Ltd. 144A FRB Ser. 17-2A, Class BR, (ICE LIBOR USD 3 Month + 1.75%), 7.129%, 11/20/29 (Jersey)	1,000,000	991,303
Shackleton CLO, Ltd. 144A FRB Ser. 18-4RA, Class A1A, (ICE LIBOR USD 3 Month + 1.00%), 6.563%, 4/13/31 (Cayman Islands)	1,495,208	1,480,564
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.74%, 7/15/34 (Cayman Islands)	1,195,000	1,176,874
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.72%, 7/15/32 (Cayman Islands)	2,150,000	2,119,900
Venture CLO XV, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.75%, 7/15/32 (Cayman Islands)	1,350,000	1,322,583

Total collateralized loan obligations (cost $26,941,622)		$26,940,734

ASSET-BACKED SECURITIES (0.9%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A FRB Ser. 21-3, Class A, (ICE LIBOR USD 1 Month + 0.85%), 6.262%, 10/22/24	$2,828,000	$2,731,342
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.75%), 6.162%, 5/7/24	4,617,600	4,584,414
Prodigy Finance Designated Activity Co. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 1 Month + 1.36%), 6.662%, 7/25/51 (Ireland)	464,896	461,377
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.103%, 6/29/24	4,465,000	4,428,342
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (CME Term SOFR 1 Month + 0.60%), 6.012%, 1/25/46	61,100	60,774

Total asset-backed securities (cost $12,365,027)		$12,266,249

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.875%, 2/28/27(i)	$106,000	$98,115

Total U.S. treasury obligations (cost $98,115)		$98,115

SHORT-TERM INVESTMENTS (14.5%)(a)
		Principal amount/shares	Value
Alimentation Couche-Tard, Inc. commercial paper 5.552%, 8/14/23 (Canada)		$5,000,000	$4,989,228
Autonation, Inc. commercial paper 5.901%, 8/1/23		5,000,000	4,999,208
Aviation Capital Group, LLC commercial paper 5.961%, 8/1/23		7,450,000	7,448,845
Bell Canada commercial paper 5.424%, 8/4/23 (Canada)		3,125,000	3,123,087
Cabot Corp. commercial paper 5.406%, 8/1/23		3,750,000	3,749,431
Chariot Funding, LLC asset-backed commercial paper 5.683%, 12/11/23		5,000,000	4,897,239
Crown Castle, Inc. commercial paper 6.103%, 9/14/23		3,500,000	3,474,688
Energy Transfer LP commercial paper 6.001%, 8/1/23		8,000,000	7,998,734
FMC Corp. commercial paper 6.001%, 8/1/23		9,800,000	9,798,337
HP, Inc. commercial paper 5.513%, 8/16/23		5,000,000	4,987,867
Humana, Inc. commercial paper 5.530%, 8/22/23		2,500,000	2,491,195
Humana, Inc. commercial paper 5.530%, 8/1/23		2,500,000	2,499,601
International Flavors & Fragrances, Inc. commercial paper 6.030%, 8/4/23		2,500,000	2,498,483
Nutrien Financial US, LLC commercial paper 5.632%, 9/5/23		5,000,000	4,972,410
Ovintiv, Inc. commercial paper 6.169%, 8/15/23		3,500,000	3,491,610
Penske Truck Leasing Co. commercial paper 5.417%, 8/11/23		4,850,000	4,841,760
Putnam Short Term Investment Fund Class P 5.39%(AFF)	Shares	67,595,983	67,595,983
Societe Generale SA commercial paper 5.806%, 11/13/23 (France)		$5,300,000	5,216,027
Southern Co. Funding Corp. commercial paper 5.508%, 8/7/23		5,000,000	4,994,692
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19%(P)	Shares	360,000	360,000
Suncor Energy, Inc. commercial paper 5.690%, 9/11/23 (Canada)		$2,500,000	2,483,842
Suncor Energy, Inc. commercial paper 5.537%, 8/14/23 (Canada)		3,500,000	3,492,568
Targa Resources Corp. commercial paper 6.001%, 8/1/23		7,500,000	7,498,938
Thermo Fisher Scientific, Inc. commercial paper 5.603%, 8/18/23		2,500,000	2,493,175
Thomson Reuters Corp. commercial paper 5.472%, 8/9/23 (Canada)		5,000,000	4,993,048
U.S. Treasury Bills 5.324%, 11/16/23(SEGSF)		500,000	492,177
UDR, Inc. commercial paper 5.628%, 8/29/23		1,575,000	1,568,005
WEC Energy Group, Inc. commercial paper 5.321%, 8/3/23		4,375,000	4,373,009
Westpac Banking Corp. commercial paper 4.690%, 9/13/23 (Australia)		6,125,000	6,085,735
WPP CP, LLC commercial paper 5.536%, 8/3/23		2,500,000	2,498,863

Total short-term investments (cost $190,431,078)			$190,407,785
TOTAL INVESTMENTS

Total investments (cost $1,397,682,953)			$1,311,088,622

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$601,057,000	$3,041,348	(E)	$920,440	9/20/25	US SOFR — Annually	4.40% — Annually	$(2,120,909)
		235,635,000	1,029,725	(E)	3,286,272	9/20/28	4.00% — Annually	US SOFR — Annually	2,256,548

	Total				$4,206,712				$135,639
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB+/P	$2,939	$24,180	$5,032	5/11/63	300 bp — Monthly	$(2,079)
	CMBX NA BBB-.6 Index	BB+/P	5,604	52,297	10,883	5/11/63	300 bp — Monthly	(5,248)
	CMBX NA BBB-.6 Index	BB+/P	11,483	104,593	21,766	5/11/63	300 bp — Monthly	(10,222)
	CMBX NA BBB-.6 Index	BB+/P	10,944	107,967	22,468	5/11/63	300 bp — Monthly	(11,461)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	B/P	16,784	74,163	26,929	5/11/63	500 bp — Monthly	(10,073)
	CMBX NA BB.7 Index	B-/P	1,123	22,000	8,699	1/17/47	500 bp — Monthly	(7,555)
	Credit Suisse International
	CMBX NA BBB-.7 Index	BB-/P	38,436	491,286	93,344	1/17/47	300 bp — Monthly	(54,622)
	Goldman Sachs International
	CMBX NA A.7 Index	BBB/P	1,714	31,036	2,269	1/17/47	200 bp — Monthly	(542)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	B/P	22,651	27,890	10,127	5/11/63	500 bp — Monthly	12,551
	CMBX NA BB.7 Index	B-/P	627,248	1,281,000	506,507	1/17/47	500 bp — Monthly	121,987
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BB+/P	269	562	117	5/11/63	300 bp — Monthly	153
	Morgan Stanley & Co. International PLC
	CMBX NA A.7 Index	BBB/P	(6)	5,477	400	1/17/47	200 bp — Monthly	(404)
	CMBX NA BB.6 Index	B/P	9,332	24,087	8,746	5/11/63	500 bp — Monthly	609
	CMBX NA BB.6 Index	B/P	18,481	47,540	17,262	5/11/63	500 bp — Monthly	1,265

Upfront premium received			767,008		Unrealized appreciation			136,565

Upfront premium (paid)			(6)		Unrealized (depreciation)			(102,206)

	Total		$767,002				Total	$34,359
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2023. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(297)	$36,512	$2,669	1/17/47	(200 bp) — Monthly	$2,358
	CMBX NA BBB-.6 Index	(9,679)	85,474	17,787	5/11/63	(300 bp) — Monthly	8,058
	Credit Suisse International
	CMBX NA BB.7 Index	(52,019)	282,000	111,503	1/17/47	(500 bp) — Monthly	59,209
	CMBX NA BB.7 Index	(42,273)	257,000	101,618	1/17/47	(500 bp) — Monthly	59,095
	CMBX NA BB.7 Index	(3,989)	143,255	52,016	5/11/63	(500 bp) — Monthly	47,888
	CMBX NA BBB-.6 Index	(42,991)	204,126	42,479	5/11/63	(300 bp) — Monthly	(632)
	Goldman Sachs International
	CMBX NA BB.6 Index	(4,910)	30,426	11,048	5/11/63	(500 bp) — Monthly	6,108
	CMBX NA BB.7 Index	(15,401)	94,000	37,168	1/17/47	(500 bp) — Monthly	21,675
	CMBX NA BB.7 Index	(5,685)	28,000	11,071	1/17/47	(500 bp) — Monthly	5,359
	CMBX NA BB.7 Index	(4,086)	27,000	10,676	1/17/47	(500 bp) — Monthly	6,564
	CMBX NA BBB-.7 Index	(8,458)	98,257	18,669	1/17/47	(300 bp) — Monthly	10,154
	CMBX NA BBB-.7 Index	(135)	1,890	359	1/17/47	(300 bp) — Monthly	223
	CMBX NA BBB-.7 Index	(69)	945	180	1/17/47	(300 bp) — Monthly	110
	CMBX NA BBB-.7 Index	(68)	945	180	1/17/47	(300 bp) — Monthly	111
	JPMorgan Securities LLC
	CMBX NA BBB-.7 Index	(96,488)	388,305	73,778	1/17/47	(300 bp) — Monthly	(22,936)
	Merrill Lynch International
	CMBX NA BB.7 Index	(58,463)	337,000	133,250	1/17/47	(500 bp) — Monthly	74,458
	CMBX NA BBB-.7 Index	(82)	945	180	1/17/47	(300 bp) — Monthly	97
	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(24,622)	122,000	48,239	1/17/47	(500 bp) — Monthly	23,498
	CMBX NA BB.7 Index	(15,619)	81,000	32,027	1/17/47	(500 bp) — Monthly	16,330
	CMBX NA BB.7 Index	(15,083)	75,000	29,655	1/17/47	(500 bp) — Monthly	14,499

Upfront premium received		—			Unrealized appreciation		355,794

Upfront premium (paid)		(400,417)			Unrealized (depreciation)		(23,568)

	Total	$(400,417)				Total	$332,226
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
ICE	Intercontinental Exchange
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
OTC	Over-the-counter
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2022 through July 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,316,779,290.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/23
Short-term investments
	Putnam Short Term Investment Fund*	$98,133,483	$715,706,128	$746,243,628	$2,097,454	$67,595,983

	Total Short-term investments	$98,133,483	$715,706,128	$746,243,628	$2,097,454	$67,595,983
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $412,338.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At close of the reporting period, the fund has deposited cash valued at $4,575,652 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $516,932 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $412,338 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$12,266,249	$—
Collateralized loan obligations	—	26,940,734	—
Corporate bonds and notes	—	824,060,619	—
Mortgage-backed securities	—	257,315,120	—
U.S. treasury obligations	—	98,115	—
Short-term investments	360,000	190,047,785	—

Totals by level	$360,000	$1,310,728,622	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Interest rate swap contracts	$—	$(4,071,073)	$—
Credit default contracts	—	—	—

Totals by level	$—	$(4,071,073)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Centrally cleared interest rate swap contracts (notional)	$916,800,000
OTC credit default contracts (notional)	$4,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com